Derivative Contracts - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,545.7	$ 1,402.3
Cash collateral	2.1	3.4
Not Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	12.9	21.5
Derivative, Notional Amount	759.8	803.1
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(12.4)	(13.6)
Derivative, Notional Amount	785.9	599.2
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Interest rate swap
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount			$ 1,250.0	$ 3,138.0
Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	0.0	5.3
Derivative, Notional Amount	0.0	90.6
Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(0.9)	0.0
Derivative, Notional Amount	$ 143.1	$ 0.0